Equity-based compensation	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Equity-based compensation
6. Equity-based compensation
Terminated plans
Prior to the IPO, BV LLC operated two equity-based compensation plans, the MIP and the Phantom Plan, which were terminated on February 11, 2021 in conjunction with the IPO. Prior to the Plans termination, during the six months ended July 3, 2021, (i) the Company granted 90,000 Phantom Plan units; (ii) there were no MIP awards granted; (iii) 900 Phantom Plan units were forfeited and (iv) other Phantom Units were redeemed for $479. Compensation expense related to the Phantom Plan of $829 for the six months ended July 3, 2021. This amount excludes the $25,185 decrease in fair market value of accrued equity-based compensation due to adjustments to reflect the difference between the expected pricing from the pending IPO and the actual offering price, of which $1,777 was recorded in research and development expense within the consolidated statement of operations and comprehensive (loss) income for the six months ended July 3, 2021. Compensation expense of $663 and $1,078 was recorded for the three and six months ended June 27, 2020, excluding $408 and $7,849 in fair market value decreases, respectively, within accrued equity-based compensation due to the impact of
COVID-19
on the market and economy.
2021 Plan
The Company operates an equity-based compensation plan (2021 Plan). The 2021 Plan is designed to grant incentive awards to eligible employees and other service providers in order to attract, motivate and retain the talent for which the Company competes. The 2021 Plan allows for the issuance of stock options (incentive and nonqualified), restricted stock, dividend equivalents, restricted stock units (RSUs), other stock-based awards, and cash awards. (collectively, Awards). Generally, non-cash
Awards granted under the 2021 Plan are equity-classified. As of July 3, 2021, 7,592,476 shares of Class A common stock were authorized to be awarded and 2,024,123 shares were available for award. The number of shares available for issuance will be increased annually on January 1 of each calendar year beginning in 2022 through 2031, equal to the lesser of (i) 4.5% of the shares of our Class A common stock outstanding on the final day of the immediately preceding calendar year and (ii) a smaller number of shares as determined by our board of directors.
Equity-based compensation expense of $5,778 and $7,722 was recognized for the three and six months ended July 3, 2021, respectively, for Awards granted under the 2021 Plan. The expense is primarily included in selling, general and administrative expense with a nominal amount in research and development expense on the consolidated statement of operations and comprehensive (loss) income based upon the classification of the employee. There was no income tax benefit related to this expense for the three and six months ended July 3, 2021.
Restricted Stock Units
During the three and six months ended July 3, 2021, the Company granted employees and non-employee
directors time-based RSUs which vest at various dates through May 10, 2025. The compensation expense, which represents the fair value of the stock measured at the market price on the date of grant, is recognized over the vesting period, which is typically between 1 and 4 years.

No RSUs were vested or settled during the three and six months ended July 3, 2021. Unamortized compensation expense related to the RSUs amounted to $9,976 at July 3, 2021, and is expected to be recognized over a weighted average period of approximately 0.69 years. A summary of the RSU award activity for the six months ended July 3, 2021 is as follows (number of units in thousands):

	Number of units	Weighted- average grant- date fair value per unit
Outstanding at December 31, 2020	—	$—
Granted	945	14.38

Outstanding at April 3, 2021	945	14.38
Granted	2	14.90
Forfeited/canceled	(4)	13.53

Outstanding at July 3, 2021	943	$14.38

Stock Options
During the three and six months ended July 3, 2021, the Company granted employees time-based stock options which vest over 2 to 4 years following the date of grant and expire within 10 years. The fair value of time-based stock options is determined using the Black-Scholes valuation model, with such value recognized as expense over the service period, which is typically 2 to 4 years, net of actual forfeitures. A summary of the Company’s assumptions used in determining the fair value of the stock options granted during the six months ended July 3, 2021 is shown in the following table.

Risk-free interest rate	0.59% - 1.19%
Expected dividend yield	—%
Expected stock price volatility	33.1% - 33.5%
Expected life of stock options	5.75 - 6.25
Weighted-average fair value of stock options granted	$4.21 - 5.29
The expected term of the options granted is estimated using the simplified method. Expected volatility is based on the historical volatility of the Company’s peers common stock. The risk-free interest rate is determined based upon a constant U.S. Treasury security rate with a contractual life that approximates the expected term of the option.
No options vested, expired, forfeited or were exercisable during the six months ended July 3, 2021. Unamortized compensation expense related to the options amounted to $15,797 at July 3, 2021, and is expected to be recognized over a weighted average period of approximately 1.19 years. A summary of stock option activity is as follows for the six months ended July 3, 2021 (number of options in thousands):

	Number of options	Weighted- average exercise price	Weighted average remaining contractual term
Outstanding at December 31, 2020	—	$—
Granted	4,621	13.03

Outstanding at April 3, 2021	4,621	13.03
Granted	4	14.90

Outstanding at July 3, 2021	4,625	13.03	3.3 years

The aggregate intrinsic value of options outstanding as of July 3, 2021 was $16,095 and is calculated as the difference between the exercise price of the underlying options and the market price of the Company’s common stock for options that had exercise prices lower than $16.51, the closing price of the Company’s stock on July 2, 2021.
Employee Stock Purchase Plan
In February 2021, in connection with the IPO, the Company began operating the 2021 Employee Stock Purchase Plan (ESPP). The ESPP provides for the issuance of shares of the Company’s common stock to eligible employees of the Company and its subsidiaries that elect to participate in the plan and purchase shares of common stock through payroll deductions (including executive officers).
During each enrollment period, eligible employees may designate between 1% and 15% of their compensation to be deducted for the purchase of common stock under the plan (or such other percentage in order to comply with regulations applicable to employees domiciled in or resident of a member state of the European Union). The purchase price of the shares under the ESPP is equal to 85% of the fair market value on the first day of the offering period or, if lower, on the last day of the offering period.
As of July 3, 2021, the aggregate number of shares reserved for issuance under the ESPP was 518,257. During the three and six months ended July 3, 2021, 24,063 shares were issued and $75 of expense was recognized.

Bio Ventus LLC [Member]
Equity-based compensation
9. Equity-based compensation
Equity-based compensation plans
The Company operated two equity-based compensation plans, the MIP and the Phantom Plan (the Plans) prior to the IPO. The awards granted under both plans represented a non-managing, non-voting interest in the Company designed for grantees to share in the future appreciation of the value of the Company. Awards granted under the MIP Plan and the 2015 Phantom Units are liability-classified and the 2012 Phantom Units are equity-classified. On February 11, 2021, in conjunction with the IPO, the Plans were terminated and there were no further awards, under the Plans. As a result, the New LLC Owner assumed the obligations of the Company’s Phantom Plan awards on February 10, 2021.
The awards granted under the MIP fully vested at December 2, 2017. There were no MIP awards granted for the years ended December 31, 2020, 2019 and 2018. In June 2020, the sole MIP awardee exercised the right to force a cash settlement for 150,252 of the 333,330 vested units resulting in a payment of $6,329. As of December 31, 2020 and 2019, respectively, there were 183,078 and 333,330 vested awards outstanding both with a grant date fair value of $4.89.
Profits interest compensation of $10,103, $10,844 and $14,325 for all plans, was recognized for the years ended December 31, 2020, 2019 and 2018 respectively. The expense is included in selling, general and administrative expense and research and development expense on the consolidated statement of operations and comprehensive income (loss) based upon the classification of the employee. As of December 31, 2020, there was approximately $9,741 of unrecognized compensation expense to be recognized over a weighted-average period of 1.3 years.
A summary of the award activity of the Phantom Plan for the year ended December 31, 2020 is as follows (number of awards in thousands):

	2012 Phantom Units		2015 Phantom Units
(awards in thousands)	Number of awards	Weighted average grant-date fair value	Number of awards	Weighted average grant-date fair value
Outstanding at December 31, 2019	658	$5.72	1,139	$10.24
Granted	—	$—	553	$10.29
Converted to cash	—	$—	(146)	$6.45
Forfeited	—	$—	(124)	$12.98

Outstanding at December 31, 2020	658	$5.72	1,422	$10.41

Awards vested at December 31, 2020	658	$5.72	495	$8.15

There were no 2012 Phantom Unit awards granted in 2019. The weighted average grant date fair value per Other Phantom Unit awards granted in the year ended December 31, 2019 was $15.31.

	2012 Phantom Units		2015 Phantom Units
(awards in thousands)	Number of awards	Weighted average grant-date fair value	Number of awards	Weighted average grant-date fair value
Nonvested at December 31, 2019	2	$10.01	667	$12.71
Vested during 2020	2	$10.01	147	$10.81
Nonvested at December 31, 2020	—	$—	927	$11.62
The total fair value of 2012 Phantom Unit awards vested in the year ended December 31, 2020 was nominal. The total fair value of Other Phantom Unit awards vested in the year ended December 31, 2020 was $4,703.
Defined contribution plans
The Company has various defined contribution plans or plans that share profit which are offered in Canada, Germany, the Netherlands and the United Kingdom. These plans are required by local laws or regulations in some cases. Contributions are primarily discretionary, except in some countries where contributions are contractually required. These plans cover substantially all eligible employees in the countries where the plans are offered either voluntarily or statutorily.
In the U.S., the Company provides a 401(k) defined contribution plan (U.S. Plan) that covers substantially all U.S. employees that meet minimum age requirements. The Company matches 50% of the employees’ contribution up to 6% of the employees’ wages. The Company also contributes 4.5% of the employees’ wages to the U.S. Plan. The 4.5% Company contribution was suspended in May 2020 due to the COVID-19 crisis and reinstated in late December 2020.
For the years ended December 31, 2020, 2019 and 2018, Company contributions totaled $3,379, $5,401 and $5,462 respectively, for all global plans. The expense is included in cost of sales, selling, general and administrative expense and research and development expense on the consolidated statement of operations and comprehensive income (loss) based upon the classification of the employee.